QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-21958
(Investment Company Act file number)

DGHM Investment Trust
(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

with a copy to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66221

(800) 653-2839
(Registrant’s telephone number, including area code)

Date of fiscal year end: Last day of February

Date of reporting period: 05/31/2013

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	98.54%

	AGRICULTURAL CHEMICALS	1.90%
12,601	Agrium Inc.		$1,164,080

	COMPUTERS	4.77%
34,571	Akamai Technologies, Inc.		1,594,415
6,374	International Business Machines Corporation		1,325,919

			2,920,334

	DIVERSIFIED FINANCIAL SERVICES	19.04%
31,410	CIT Group Inc.		1,447,373
51,740	Invesco Limited		1,745,708
44,934	JPMorgan Chase & Co.		2,452,947
172,370	KeyCorp		1,858,149
243,150	Regions Financial Corp.		2,219,959
29,100	State Street Corp.		1,925,838

			11,649,974

	HEALTHCARE	8.85%
28,740	Baxter International Inc.		2,021,284
23,560	Covance Inc.		1,757,105
24,674	Stryker Corp.		1,638,107

			5,416,496

	INSURANCE	8.89%
16,507	ACE Limited		1,480,348
31,270	Allstate Corp.		1,508,465
68,660	Lincoln National Corp.		2,448,415

			5,437,228

	INTEGRATED UTILITIES	7.30%
23,860	DTE Energy Co.		1,589,314
39,790	Public Service Enterprise Group Inc.		1,314,662
41,500	Southwestern Energy Co.		1,564,135

			4,468,111

	MEDIA	4.53%
22,894	The DIRECTV Group, Inc. Class A		1,399,510
23,481	Time Warner Inc.		1,370,586

			2,770,096

	MISCELLANEOUS MANUFACTURING	12.73%
14,862	3M Company		1,638,833
35,055	Analog Devices, Inc.		1,610,076
14,429	Becton, Dickinson and Co.		1,422,988
20,640	Dover Corp.		1,615,080
51,684	Kapstone Paper and Packing Corp.		1,499,353

			7,786,330

	OIL & GAS SERVICES	6.65%
24,390	Helmerich & Payne, Inc.		1,505,839
61,101	Patterson-Uti Energy, Inc.		1,283,732
9,212	Pioneer Natural Resources Co.		1,277,520

			4,067,091

	PROFESSIONAL SERVICE	2.56%
27,390	Manpower, Inc.		1,568,625

	REAL ESTATE INVESTMENT TRUST	3.01%
26,861	Alexandria Real Estate Equities, Inc.		1,839,979

	RETAIL	7.47%
87,462	Chico’s FAS, Inc.		1,579,564
53,245	Iconix Brand Group, Inc.		1,602,142
41,291	The Kroger Co.		1,390,268

			4,571,974

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	TELECOMMUNICATIONS	2.73%
47,760	AT&T Inc.		$1,671,122

	TRANSPORTATION	8.09%
60,840	CSX Corp.		1,533,776
33,945	Thor Industries, Inc.		1,449,791
35,732	Tidewater Inc.		1,968,476

			4,952,043

	TOTAL COMMON STOCKS	98.54%	60,283,483

	INVESTMENT COMPANIES	1.46%
891,251	WFA Treasury Plus Money Market Fund 0.1%*		891,251

	TOTAL INVESTMENTS:	100.00%	$61,174,734

*Effective 7 day yield as of May 31, 2013

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$60,283,483	–	–	$60,283,483
Investment Companies	891,251	–	–	891,251

	$61,174,734	–	–	$61,174,734

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2013

At May 31, 2013 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $45,561,545 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,104,838
Gross unrealized depreciation	(382,900)

Net unrealized appreciation	$14,721,938

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013
(unaudited)

Number
of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	97.72%

	BANKS	13.15%
552	Associated Banc-Corp.		$8,506
365	Colony Financial Inc.		8,085
690	National Penn Bancshares, Inc.		6,817
615	Old National Bancorp		8,216
466	Provident Financial Services		7,093
340	Sandy Spring Bancorp, Inc.		7,283
235	Webster Financial Corp.		5,487
249	WesBanco, Inc.		6,237

			57,724

	CHEMICALS	1.88%
321	PolyOne Corp.		8,246

	COMMERCIAL SERVICES	1.27%
110	Steiner Leisure Ltd.		5,587

	COMPUTERS/SOFTWARE/DATA	5.90%
402	Acxiom Corp.		8,840
150	PTC Inc.		3,767
541	Qlogic Corp*		5,269
509	Sykes Enterprise, Inc.		8,047

			25,923

	DIVERSIFIED REAL ESTATE INVESTMENTS	11.60%
326	BioMed Realty Trust, Inc.		6,823
313	Colonial Properties Trust		6,920
799	Cousins Properties, Inc.		8,246
535	Glimcher Realty Trust		6,249
1,422	Hersha Hospitality Trust		8,134
163	Koppers Holdings, Inc.		6,711
157	Sun Communities, Inc.		7,845

			50,928

	FINANCE	1.86%
313	Global Cash Access Holdings, Inc.		2,066
171	Piper Jaffray Companies, Inc.		6,106

			8,172

	HEALTHCARE	4.86%
209	Hanger, Inc.		6,669
267	ICON PLC ADR		9,169
77	ICU Medical, Inc.		5,497

			21,335

	INSURANCE	7.13%
595	American Equity Investment Life Holding Co.		9,639
238	First American Financial Corp.		5,683
30	Hanover Insurance Group Inc.		1,507
816	Maiden Holdings Ltd.		8,715
448	Radian Group Inc.		5,766

			31,310

	INVESTMENT SERVICES	1.83%
151	GAMCO Investors, Inc. Class A		8,056

	MEDIA	2.53%
570	Belo Corporation Class A		6,395
791	Gray Television, Inc.		4,707

			11,102

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013
(unaudited)

Number
of		% of Total	Fair
Shares	Security Description	Investments	Value

	MISCELLANEOUS MANUFACTURING	14.82%
84	Cytec Industries Inc.		$6,003
530	Electro Scientific Industries, Inc.		6,016
218	EMCOR Group, Inc.		8,665
165	L. B. Foster Co. Class A		7,311
241	Herman Miller, Inc.		6,775
82	Hyster-Yale Materials Handling, Inc.		5,068
89	Kaiser Aluminum Corp.		5,646
414	Kulicke & Soffa Industries, Inc.		5,134
118	Mueller Industries, Inc.		6,425
329	NetScout Systems, Inc.		8,011

			65,054

	OIL & GAS SERVICES	6.32%
100	Comstock Resources, Inc.		1,613
880	Pioneer Energy Services Corp.		6,143
780	Precision Drilling Corp.		6,708
384	Rex Energy Corp.		6,378
201	Vectren Corp.		6,902

			27,744

	RETAIL	6.55%
210	The Cato Corp. Class A		5,229
623	Chico’s FAS, Inc.		11,251
57	Papa John’s International, Inc.		3,673
210	Weis Markets, Inc.		8,591

			28,744

	STEEL	1.38%
92	Reliance Steel & Aluminum Co.		6,051

	TECHNOLOGY	3.66%
138	Anixter International Inc.		10,589
487	Silicon Motiion Technology Corp. ADR		5,474

			16,063

	TRANSPORTATION	7.10%
602	Heartland Express, Inc.		8,639
210	Old Dominion Freight Line, Inc.		9,043
316	Thor Industries, Inc.		13,496

			31,178

	UTILITIES	5.88%
137	Cleco Corp.		6,235
147	PDC Energy, Inc.		7,525
93	Pinnacle West Capital Corp.		5,253
224	Portland General Electric Co.		6,818

			25,831

	TOTAL COMMON STOCKS	97.72%	429,048

	SHORT TERM INVESTMENTS	2.28%
	Wells Fargo Advantage Treasury Plus
10,000	Money Market Fund 0.1%*		10,000

	TOTAL INVESTMENTS:	100.00%	$439,048

*Effective 7 day yield as of May 31, 2013

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$429,048	–	–	$429,048
Investment Companies	10,000	–	–	10,000

	$439,048	–	–	$439,048

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2013.

At May 31, 2013 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $362,876 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$71,886
Gross unrealized depreciation	(5,714)

Net unrealized appreciation	$66,172

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2: CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:	/s/ Jeffrey C. Baker
Jeffrey C. Baker
Principal Executive Officer

Date: July 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey C. Baker
Jeffrey C. Baker
Principal Executive Officer

Date: July 12, 2013

By:	/s/ Thomas F. Gibson
Thomas F. Gibson
Principal Financial Officer

Date: July 12, 2013